INTANGIBLE ASSETS (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
INTANGIBLE ASSETS
Rights to certain patented technology acquired	$ 100,000						$ 100,000
Expected useful life	15 years					15 years	15 years
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets		$ 77,683		$ 77,683		$ 79,015		$ 78,417
Less: accumulated amortization		(53,126)		(53,126)		(51,401)		(45,780)
Intangible assets, net		24,557		24,557		27,614		32,637
Amortization expense		1,306	$ 1,320	2,622	$ 2,637	5,249		$ 4,955
Estimated expected amortization expense
2022 (Remaining six months period)		2,591		2,591
2023		5,183		5,183		5,272
2024		5,183		5,183		5,272
2025		5,183		5,183		5,272
2026		5,183		5,183		5,272
2027		$ 1,234		$ 1,234		$ 5,272